PROMISSORY NOTE	12 Months Ended
Jun. 30, 2021
Promissory Note
PROMISSORY NOTE

NOTE 14– PROMISSORY NOTE

		Note Balance	Debt Discount	Carrying Value
Labrys Fund, LP	(1)	$195,000	55,526	139,474
Labrys Fund, LP	(2)	500,000	106,158	393,842
Total		$695,000	161,684	533,316

(1)	On December 21, 2020, the Company issued a self-amortization promissory note to Labrys Fund, L.P in the aggregate principal amount of $300,000. The promissory note is due on or before December 21, 2021 and bears an interest rate of five percent (5%) per annum. The note is not convertible unless in default, as defined in the agreement. The Company agreed to reserve 7,052,239 shares of its common stock for issuance if any debt is converted. The Company executed and closed the transaction on December 31, 2020 and received $253,500 in cash after deducting an OID in the amount of $30,000, legal fees of $3,000 and other costs of $13,500. The self-amortization promissory note has an amortization schedule of $35,000 payment at each month end beginning on April 23, 2021 through December 21, 2021.

In connection with the issuance of promissory note, on December 31, 2020, the Company issued 447,762 shares of common stock (the “First Commitment Shares”) and 1,119,402 shares of common stock (the “Second Commitment Shares”) related to the promissory note as a commitment fee. The Second Commitment Shares must be returned to the Company’s treasury if the promissory note is fully repaid and satisfied on or prior to the maturity date. The Company recorded the First Commitment Shares as debt discount valued at $68,060 based on the quoted market price at issue date and amortized over the term of the promissory note. The Company recorded the Second Commitment Shares at par for the year ended June 30, 2021. (See Note 9)

(2)	On March 10, 2021, the Company issued a self-amortization promissory note to Labrys Fund, L.P in the aggregate principal amount of $500,000. The promissory note is due on or before March 10, 2022 and bears an interest rate of five percent (5%) per annum. The note is not convertible unless in default, as defined in the agreement. The Company agreed to reserve 6,562,500 shares of its common stock for issuance if any debt is converted. The Company executed and closed the transaction on March 19, 2021 and received $434,000 in cash after deducting an OID in the amount of $50,000, legal fees of $2,500 and other costs of $13,500. The self-amortization promissory note has an amortization schedule of $58,333.33 payment at each month beginning on July 9, 2021 through March 10, 2022.

In connection with the issuance of promissory note, on March 10, 2021, the Company issued 417,000 shares of common stock (the “First Commitment Shares”) and 1,042,000 shares of common stock (the “Second Commitment Shares”) related to the promissory note as a commitment fee. The Second Commitment Shares must be returned to the Company’s treasury if the promissory note is fully repaid and satisfied on or prior to the maturity date. The Company recorded the First Commitment Shares as debt discount valued at $87,153 based on the quoted market price at issue date and amortized over the term of the promissory note. The Company recorded the Second Commitment Shares at par for the year ended June 30, 2021. (See Note 9)

For the year ended June 30, 2021, the Company recorded the amortization of debt discount of $106,029 for the self-amortization promissory notes issued, which was included in other income and expense in the consolidated statement of comprehensive income (loss).